                        DELAWARE GROUP GOVERNMENT FUNDS

                     Delaware American Government Bond Fund

                            Supplement to the Fund's
                    Class A, Class B and Class C Prospectus
                            dated September 28, 2001

The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the maximum Class A sales charge are replaced with a new maximum sales charge of 4.50%. Additional changes to the Class A sales charge schedule are described below. All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class C CDSC and purchase amount are not affected.

The following, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware American Government Bond Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                             Average annual returns for periods ending 12/31/00

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     1 year      5 years    10 years or lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                          6.97%       4.47%              5.81%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                          4.32%       1.75%              2.86%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                  4.10%       2.15%              3.18%
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 Class B return before taxes*                                                         7.30%       4.48%              5.16%
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 Class C return before taxes*                                                        10.30%       4.71%              4.96%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Government Bond Index
 (reflects no deduction for fees, expenses or taxes)                                 13.24%       6.49%              7.92%
------------------------------------------------------------------------------------------------------------------------------------

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Lehman Brothers Government Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 11.30%, 4.71% and 5.16%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 11.30%, 4.71% and 4.96% respectively, for the one-year, five-year and lifetime periods.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Lehman Brothers Government Bond Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were 6.68% and 7.70%, respectively.

                                                                      PS-061
                                                                (J8595) BUR 9/02

What are the Fund's fees and expenses?




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
Sales charges are fees paid directly       CLASS                                                   A          B            C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                        4.50%        none         none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                              none(1)      4.00%(2)     1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                               none         none         none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                        none         none         none
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



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
Annual fund operating expenses are         CLASS                                                    A           B            C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                        0.55%        0.55%        0.55%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                  0.30%(4)     1.00%        1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                         0.76%        0.76%        0.76%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                   1.61%        2.31%        2.31%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(5)                           (0.56%)      (0.56%)      (0.56%)
                                           -----------------------------------------------------------------------------------------
                                           Net Expenses(5)                                        1.05%        1.75%        1.75%
------------------------------------------------------------------------------------------------------------------------------------

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
This example is intended to help you       CLASS(6)                       A         B              B            C                C
compare the cost of investing in the
Fund to the cost of investing in other                                                    (if redeemed)               (if redeemed)
mutual funds with similar investment       -----------------------------------------------------------------------------------------
objectives. We show the cumulative          1 year                        $552     $178          $578         $178             $278
amount of Fund expenses on a               -----------------------------------------------------------------------------------------
hypothetical investment of $10,000          3 years                       $883     $668          $893         $668             $668
with an annual 5% return over the          -----------------------------------------------------------------------------------------
time shown.(6) This is an example only,     5 years                     $1,236   $1,184        $1,334       $1,184           $1,184
and does not represent future              -----------------------------------------------------------------------------------------
expenses, which may be greater or          10 years                     $2,230   $2,427        $2,427       $2,603           $2,603
less than those shown here.

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

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for the Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.

(5) The investment manager has contracted to waive fees and pay expenses from August 1, 2001 through August 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following information replaces the first bullet and the table under "Choosing a share Class -- Class A" on page 11:

Class A

o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

Class A sales charges


                         Amount of                           Sales charge as % of    Sales charge as %    Dealer's commission as %
                         purchase                               offering price       of amount invested          of offering price
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Less than $100,000                                                  4.50%                 4.71%                             4.00%
-----------------------------------------------------------------------------------------------------------------------------------
 $100,000 but under $250,000                                         3.50%                 3.63%                             3.00%
-----------------------------------------------------------------------------------------------------------------------------------
 $250,000 but under $500,000                                         2.50%                 2.56%                             2.00%
-----------------------------------------------------------------------------------------------------------------------------------
 $500,000 but under $1,000,000                                       2.00%                 2.04%                             1.60%
-----------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

-----------------------------------------------------------------------------------------------------------------------------------
                         Amount of                           Sales charge as % of    Sales charge as %    Dealer's commission as %
                          purchase                              offering price       of amount invested          of offering price
-----------------------------------------------------------------------------------------------------------------------------------
 $1 million up to $5 million                                         none                   none                             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
 Next $20 million
  Up to $25 million                                                  none                   none                             0.50%
-----------------------------------------------------------------------------------------------------------------------------------
 Amount over $25 million                                             none                   none                             0.25%
-----------------------------------------------------------------------------------------------------------------------------------



The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class -- Class B" on page 12:

Class B
o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year, and 0% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.


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